Other Current Assets	6 Months Ended
Jun. 30, 2016
Other Assets [Abstract]
Other Current Assets:
5.      Other Current Assets
The amount of other current assets shown in the accompanying consolidated balance sheets is analyzed as follows:
	December 31, 2015	June 30, 2016
Inventories	$3,531	$4,635
Insurance claims (Note 14)	941	1,080
Other	542	767
	$5,014	$6,482